GENERAL - Indirect Subsidiaries (Details) - IDR (Rp) Rp in Billions			12 Months Ended
	Apr. 19, 2022	Dec. 27, 2021	Dec. 31, 2022	Dec. 31, 2021
MDI
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 9,019	Rp 5,784
Telekomunikasi Indonesia International Pte. Ltd., Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 3,678	Rp 3,272
Telekomunikasi Indonesia International Ltd., Hong Kong
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 2,981	Rp 2,998
Infomedia
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 2,267	Rp 2,350
TLT
Direct/ Indirect subsidiaries
Percentage of ownership interest			55.00%	55.00%
Total assets before elimination			Rp 2,100	Rp 2,139
PST
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 1,401	Rp 1,097
Finnet
Direct/ Indirect subsidiaries
Percentage of ownership interest			60.00%	60.00%
Total assets before elimination			Rp 1,248	Rp 1,294
Nuon
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 1,199	Rp 1,187
MD Media
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 986	Rp 1,207
TMI
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 945	Rp 692
TSGN
Direct/ Indirect subsidiaries
Percentage of ownership interest			70.00%	70.00%
Total assets before elimination			Rp 566	Rp 596
SSI.
Direct/ Indirect subsidiaries
Percentage of ownership interest			51.00%	51.00%
Total assets before elimination			Rp 457	Rp 485
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest	56.39%	0.11%	100.00%	100.00%
Total assets before elimination			Rp 8,491	Rp 5,054
TDE
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 3,189	Rp 3,411
Ad Medika
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 632	Rp 543
GYS
Direct/ Indirect subsidiaries
Percentage of ownership interest			51.00%	51.00%
Total assets before elimination			Rp 285	Rp 283
GTS
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 191	Rp 205
CIP
Direct/ Indirect subsidiaries
Percentage of ownership interest			70.00%	70.00%
Total assets before elimination			Rp 173	Rp 170
NSI
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 289	Rp 313
Metraplasa
Direct/ Indirect subsidiaries
Percentage of ownership interest			60.00%	60.00%
Total assets before elimination			Rp 30	Rp 61
Nutech
Direct/ Indirect subsidiaries
Percentage of ownership interest			60.00%	60.00%
Total assets before elimination			Rp 273	Rp 198
Telekomuni kasi Indonesia International Pty Ltd [Member]
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 836	Rp 708
Telin USA
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 294	Rp 191
Telin Malaysia
Direct/ Indirect subsidiaries
Percentage of ownership interest			70.00%	70.00%
Total assets before elimination			Rp 125	Rp 27
MNDG
Direct/ Indirect subsidiaries
Percentage of ownership interest			55.00%	55.00%
Total assets before elimination			Rp 116	Rp 119
BDI
Direct/ Indirect subsidiaries
Percentage of ownership interest			60.00%	60.00%
Total assets before elimination			Rp 36	Rp 36
Metra TV
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 34	Rp 26
PCM
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 33	Rp 45
Telekomunikasi Indonesia Intl (Telin Australia)
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 33	Rp 34
Pt Teknologi Data Infrastruktur (TDI)
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 7	Rp 10
PT Digital Aplikasi Solusi Member
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 384	Rp 389
PT Telkomsel Ekosistem Digital Member
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 807	Rp 197